MAINLAND CHINA CONTRIBUTION PLAN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Contribution to employee benefit	$ 5,484	$ 5,763	$ 5,712